Non-controlling interests - Disclosure of Financial Information of Subsidiaries with Non-Controlling Interests (Details) - EUR (€) € in Thousands	Mar. 31, 2023	Mar. 31, 2022
Current
Assets	€ 470,651	€ 184,892
Liabilities	392,563	269,462
Non- current
Assets	686,645	667,668
Liabilities	758,390	768,891
Global Blue TFS Japan Co Ltd
Current
Assets	16,327	4,102
Liabilities	17,976	10,331
Total current net assets / (liabilities)	(1,649)	(6,229)
Non- current
Assets	10,951	12,712
Liabilities	13	0
Total non-current net assets / (liabilities)	10,938	12,712
Net assets	9,289	6,483
Global Blue Touristik Hizmetler A.Ş.
Current
Assets	5,493	4,724
Liabilities	4,221	4,174
Total current net assets / (liabilities)	1,272	550
Non- current
Assets	1,329	1,150
Liabilities	600	592
Total non-current net assets / (liabilities)	729	558
Net assets	€ 2,001	€ 1,108